SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 29, 1997 PROSPECTUS
SHAREHOLDER MEETING. On or about May 13, 1998, a meeting of the shareholders of Fidelity Select Portfolios will be held to approve various proposals, including modifications to certain fundamental investment policies of the funds. Shareholders of record on March 16, 1998 are entitled to vote at the meeting. Included in the modifications are proposals to make the funds' fundamental 80% investment policies non-fundamental, proposals to make the funds' fundamental 50% "principally engaged in" policies non-fundamental and to approve changes to the policies, and a proposal that would generally permit American Gold Portfolio to invest more than 20% of its assets outside of the Americas.
For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.
The following information updates the similar information on the cover of the prospectus:
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
 FUND
 NUMBER
AMERICAN GOLD PORTFOLIO  041
BIOTECHNOLOGY PORTFOLIO  042
ENERGY SERVICE PORTFOLIO  043
HOME FINANCE PORTFOLIO  098
INSURANCE PORTFOLIO  045
RETAILING PORTFOLIO  046

The following information updates the similar information found in the section entitled "Expenses," beginning on page P-7.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page P-50).
The tables beginning on this page show figures that are based on estimated or historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, the tables below show how much you would pay in total expenses if you close your account after the number of years indicated.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Account    Account
                                       open       closed


AIR TRANSPORTATION                    Management fee                   0.60%         After 1 year     $ 47     $ 55

                                      12b-1 fee                       None           After 3 years    $ 83     $ 91

                                      Other expenses                   1.12%         After 5 years    $ 1.21   $ 129

                                      Total fund operating expenses    1.72%         After 10 years   $ 227    $ 235

AMERICAN GOLD                         Management fee                   0.60%         After 1 year     $ 44     $ 52

                                      12b-1 fee                       None           After 3 years    $ 73     $ 81

                                      Other expenses                   0.79%         After 5 years    $ 104    $ 112

                                      Total fund operating expenses    1.39%         After 10 years   $ 192    $ 200

AUTOMOTIVE                            Management fee                   0.60%         After 1 year     $ 45     $ 53

                                      12b-1 fee                       None           After 3 years    $ 76     $ 84

                                      Other expenses                   0.89%         After 5 years    $ 109    $ 117

                                      Total fund operating expenses    1.49%         After 10 years   $ 203    $ 211

BIOTECHNOLOGY                         Management fee                   0.60%         After 1 year     $ 44     $ 52

                                      12b-1 fee                       None           After 3 years    $ 74     $ 82

                                      Other expenses                   0.82%         After 5 years    $ 105    $ 113

                                      Total fund operating expenses    1.42%         After 10 years   $ 195    $ 203

BROKERAGE AND INVESTMENT MANAGEMENT   Management fee                   0.62%         After 1 year     $ 47     $ 55

                                      12b-1 fee                       None           After 3 years    $ 83     $ 91

                                      Other expenses                   1.13%         After 5 years    $ 122    $ 130

                                      Total fund operating expenses    1.75%         After 10 years   $ 230    $ 238


      Operating expenses               Account    Account
                                       open       closed


CHEMICALS                   Management fee                   0.60%         After 1 year     $ 45    $ 53

                            12b-1 fee                       None           After 3 years    $ 76    $ 84

                            Other expenses                   0.89%         After 5 years    $ 109   $ 117

                            Total fund operating expenses    1.49%         After 10 years   $ 203   $ 211

COMPUTERS                   Management fee                   0.61%         After 1 year     $ 43    $ 51

                            12b-1 fee                       None           After 3 years    $ 70    $ 78

                            Other expenses                   0.70%         After 5 years    $ 100   $ 108

                            Total fund operating expenses    1.31%         After 10 years   $ 183   $ 191

CONSTRUCTION AND HOUSING    Management fee                   0.60%         After 1 year     $ 49    $ 57

                            12b-1 fee                       None           After 3 years    $ 87    $ 95

                            Other expenses                   1.28%         After 5 years    $ 129   $ 137

                            Total fund operating expenses    1.88%         After 10 years   $ 243   $ 251

CONSUMER INDUSTRIES         Management fee                   0.60%         After 1 year     $ 49    $ 57

                            12b-1 fee                       None           After 3 years    $ 88    $ 96

                            Other expenses                   1.31%         After 5 years    $ 130   $ 138

                            Total fund operating expenses    1.91%         After 10 years   $ 247   $ 255

CYCLICAL INDUSTRIES*        Management fee                   --            After 1 year     $ 55    $ 63
                            (after reimbursement)

                            12b-1 fee                       None           After 3 years    $ 106   $ 114

                            Other expenses                   2.50%
                            (after reimbursement)

                            Total fund operating expenses    2.50%

DEFENSE AND AEROSPACE       Management fee                   0.61%         After 1 year     $ 46    $ 54

                            12b-1 fee                       None           After 3 years    $ 80    $ 88

                            Other expenses                   1.01%         After 5 years    $ 115   $ 123

                            Total fund operating expenses    1.62%         After 10 years   $ 216   $ 224

DEVELOPING COMMUNICATIONS   Management fee                   0.60%         After 1 year     $ 45    $ 53

                            12b-1 fee                       None           After 3 years    $ 76    $ 84

                            Other expenses                   0.89%         After 5 years    $ 109   $ 117

                            Total fund operating expenses    1.49%         After 10 years   $ 203   $ 211

ELECTRONICS                 Management fee                   0.61%         After 1 year     $ 41    $ 49

                            12b-1 fee                       None           After 3 years    $ 65    $ 73

                            Other expenses                   0.54%         After 5 years    $ 91    $ 99

                            Total fund operating expenses    1.15%         After 10 years   $ 166   $ 174


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
      Operating expenses               Account    Account
                                       open       closed


ENERGY                   Management fee                   0.60%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 73    $ 81

                         Other expenses                   0.81%         After 5 years    $ 105   $ 113

                         Total fund operating expenses    1.41%         After 10 years   $ 194   $ 202

ENERGY SERVICE           Management fee                   0.60%         After 1 year     $ 43    $ 51

                         12b-1 fee                       None           After 3 years    $ 69    $ 77

                         Other expenses                   0.67%         After 5 years    $ 98    $ 106

                         Total fund operating expenses    1.27%         After 10 years   $ 179   $ 187

ENVIRONMENTAL SERVICES   Management fee                   0.61%         After 1 year     $ 50    $ 58

                         12b-1 fee                       None           After 3 years    $ 92    $ 100

                         Other expenses                   1.43%         After 5 years    $ 137   $ 145

                         Total fund operating expenses    2.04%         After 10 years   $ 260   $ 268

FINANCIAL SERVICES       Management fee                   0.61%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 69    $ 77

                         Other expenses                   0.65%         After 5 years    $ 97    $ 105

                         Total fund operating expenses    1.26%         After 10 years   $ 178   $ 186

FOOD AND AGRICULTURE     Management fee                   0.60%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 73    $ 81

                         Other expenses                   0.79%         After 5 years    $ 104   $ 112

                         Total fund operating expenses    1.39%         After 10 years   $ 192   $ 200

HEALTH CARE              Management fee                   0.60%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 66    $ 74

                         Other expenses                   0.58%         After 5 years    $ 93    $ 101

                         Total fund operating expenses    1.18%         After 10 years   $ 169   $ 177

HOME FINANCE             Management fee                   0.61%         After 1 year     $ 42    $ 50

                         12b-1 fee                       None           After 3 years    $ 68    $ 76

                         Other expenses                   0.62%         After 5 years    $ 96    $ 104

                         Total fund operating expenses    1.23%         After 10 years   $ 174   $ 182

INDUSTRIAL EQUIPMENT     Management fee                   0.61%         After 1 year     $ 44    $ 52

                         12b-1 fee                       None           After 3 years    $ 74    $ 82

                         Other expenses                   0.81%         After 5 years    $ 105   $ 113

                         Total fund operating expenses    1.42%         After 10 years   $ 195   $ 203

INDUSTRIAL MATERIALS     Management fee                   0.60%         After 1 year     $ 45    $ 53

                         12b-1 fee                       None           After 3 years    $ 76    $ 84

                         Other expenses                   0.89%         After 5 years    $ 109   $ 117

                         Total fund operating expenses   1.49%          After 10 years   $ 203   $ 211


      Operating expenses               Account    Account
                                       open       closed


INSURANCE                      Management fee                   0.61%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.83%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

LEISURE                        Management fee                   0.60%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.84%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

MEDICAL DELIVERY               Management fee                   0.60%         After 1 year     $ 44    $ 52

                               12b-1 fee                       None           After 3 years    $ 74    $ 82

                               Other expenses                   0.83%         After 5 years    $ 106   $ 114

                               Total fund operating expenses    1.43%         After 10 years   $ 196   $ 204

MULTIMEDIA                     Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 79    $ 87

                               Other expenses                   1.00%         After 5 years    $ 114   $ 122

                               Total fund operating expenses    1.60%         After 10 years   $ 214   $ 222

NATURAL GAS                    Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 80    $ 88

                               Other expenses                   1.03%         After 5 years    $ 116   $ 124

                               Total fund operating expenses    1.63%         After 10 years   $ 217   $ 225

NATURAL RESOURCES*             Management fee                   --            After 1 year     $ 55    $ 63
                               (after reimbursement)

                               12b-1 fee                       None           After 3 years    $ 106   $ 114

                               Other expenses                   2.50%
                               (after reimbursement)

                               Total fund operating expenses    2.50%

PAPER AND FOREST PRODUCTS      Management fee                   0.60%         After 1 year     $ 48    $ 56

                               12b-1 fee                       None           After 3 years    $ 85    $ 93

                               Other expenses                   1.21%         After 5 years    $ 125   $ 133

                               Total fund operating expenses    1.81%         After 10 years   $ 236   $ 244

PRECIOUS METALS AND MINERALS   Management fee                   0.60%         After 1 year     $ 46    $ 54

                               12b-1 fee                       None           After 3 years    $ 79    $ 87

                               Other expenses                   1.00%         After 5 years    $ 114   $ 122

                               Total fund operating expenses    1.60%         After 10 years   $ 214   $ 222


* FIGURES ARE BASED ON ESTIMATED EXPENSES.
      Operating expenses               Account    Account
                                       open       closed


REGIONAL BANKS                   Management fee                   0.61%         After 1 year     $ 43    $ 51

                                 12b-1 fee                       None           After 3 years    $ 70    $ 78

                                 Other expenses                   0.68%         After 5 years    $ 99    $ 107

                                 Total fund operating expenses    1.29%         After 10 years   $ 181   $ 189

RETAILING                        Management fee                   0.60%         After 1 year     $ 45    $ 53

                                 12b-1 fee                       None           After 3 years    $ 77    $ 85

                                 Other expenses                   0.94%         After 5 years    $ 111   $ 119

                                 Total fund operating expenses    1.54%         After 10 years   $ 208   $ 216

SOFTWARE AND COMPUTER SERVICES   Management fee                   0.60%         After 1 year     $ 44    $ 52

                                 12b-1 fee                       None           After 3 years    $ 73    $ 81

                                 Other expenses                   0.79%         After 5 years    $ 104   $ 112

                                 Total fund operating expenses    1.39%         After 10 years   $ 192   $ 200

TECHNOLOGY                       Management fee                   0.60%         After 1 year     $ 43    $ 51

                                 12b-1 fee                       None           After 3 years    $ 70    $ 78

                                 Other expenses                   0.71%         After 5 years    $ 100   $ 108

                                 Total fund operating expenses    1.31%         After 10 years   $ 183   $ 191

TELECOMMUNICATIONS               Management fee                   0.60%         After 1 year     $ 44    $ 52

                                 12b-1 fee                       None           After 3 years    $ 74    $ 82

                                 Other expenses                   0.84%         After 5 years    $ 106   $ 114

                                 Total fund operating expenses    1.44%         After 10 years   $ 197   $ 205

TRANSPORTATION                   Management fee                   0.60%         After 1 year     $ 50    $ 58

                                 12b-1 fee                       None           After 3 years    $ 91    $ 99

                                 Other expenses                   1.42%         After 5 years    $ 136   $ 144

                                 Total fund operating expenses    2.02%         After 10 years   $ 258   $ 266



UTILITIES GROWTH   Management fee                   0.60%         After 1 year     $ 43    $ 51

                   12b-1 fee                       None           After 3 years    $ 69    $ 77

                   Other expenses                   0.68%         After 5 years    $ 98    $ 106

                   Total fund operating expenses    1.28%         After 10 years   $ 180   $ 188



MONEY MARKET   Management fee                   0.20%         After 1 year     $ 36   $ 36

               12b-1 fee                       None           After 3 years    $ 47   $ 47

               Other expenses                   0.36%         After 5 years    $ 60   $ 60

               Total fund operating expenses    0.56%         After 10 years   $ 98   $ 98



A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables would have been:
Air Transportation                     1.63%

American Gold                          1.37%

Automotive                             1.45%

Biotechnology                          1.41%

Brokerage and Investment Management    1.74%

Chemicals                              1.47%

Computers                              1.27%

Construction and Housing               1.82%

Consumer Industries                    1.86%

Defense and Aerospace                  1.59%

Developing Communications              1.47%

Electronics                            1.11%

Energy                                 1.39%

Energy Service                         1.25%

Environmental Services                 1.97%

Financial Services                     1.24%

Food and Agriculture                   1.37%

Health Care                            1.17%

Home Finance                           1.19%

Industrial Equipment                   1.35%

Industrial Materials                   1.46%

Insurance                              1.39%

Leisure                                1.42%

Medical Delivery                       1.39%

Multimedia                             1.56%

Natural Gas                            1.59%

Paper and Forest Products              1.78%

Precious Metals and Minerals           1.59%

Regional Banks                         1.28%

Retailing                              1.48%

Software and Computer Services         1.36%

Technology                             1.26%

Telecommunications                     1.40%

Transportation                         2.00%

Utilities Growth                       1.27%

Effective April 30, 1997, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses exceed 2.50% of its average net assets. If these agreements were not in effect, the management fee, other expenses and total operating expenses of Cyclical Industries would be estimated to be 0.59%, 2.59%, and 3.18%, respectively; and the management fee, other expenses and total operating expenses of Natural Resources would be estimated to be 0.59%, 2.12%, and 2.71, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
The following information updates the similar information found in the section entitled "FMR and Its Affiliates," beginning on page P-36. Audra Barranco is manager of Chemicals, which she has managed since June 1997. Ms. Barranco joined Fidelity in 1996 as an analyst, after receiving her MBA from Columbia Business School. Previously, she worked as an investment commentary writer and internal wholesaler for Pioneer Funds Distributor from 1992 to 1995.
Steve Buller is manager of Environmental Services, which he has managed since December 1997. He is also an associate manager for another Fidelity fund. Mr. Buller joined Fidelity in 1992 as an analyst. From 1995 to 1997, he worked as a fixed-income analyst for Fidelity International, Limited, in London.
James Catudal is manager of Industrial Materials and Energy Services, which he has managed since August 1997 and January 1998, respectively. Mr. Catudal joined Fidelity in 1997 as a research analyst. After receiving his MBA from the Amos Tuck School at Dartmouth College in 1995, he joined State Street Research & Management as an equity analyst. Previously, he worked for Textron, McCord Winn Division, from 1987 to 1993.
Douglas Chase is manager of Consumer Industries which he has managed since August 1997. He managed Industrial Materials from 1994 to 1997. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan. Previously, he was a consultant for Stanford Resources from 1988 to 1991.
Jeff Dorsey is manager of Multimedia and Leisure, which he has managed since December 1997 and January 1998, respectively. Since joining Fidelity in 1991, Mr. Dorsey has worked as an analyst, senior analyst, corporate strategist and manager.
Robert Ewing is manager of Financial Services, which he has managed since January 1998. He also manages another Fidelity fund. Since joining Fidelity in 1990, Mr. Ewing has worked as a research associate, analyst and manager.
Albert Grosman is manager of Automotive, which he has managed since December 1997. Mr. Grosman joined Fidelity in 1996 as an analyst working part-time. After receiving his MBA from Columbia University in 1997, he joined Fidelity full-time. From 1993 to 1995, Mr. Grosman was self-employed as an investment manager, managing investment portfolios on a discretionary basis in Toronto, Canada.
Jamie Harmon is manager of Biotechnology, which he has managed since June 1997. Since joining Fidelity in 1995, Mr. Harmon has worked as a research associate, analyst and manager. Previously, he was a junior analyst with Essex Investment Management Co., Inc. from 1994 to 1995. Mr. Harmon received a bachelor of arts degree in government from Harvard University in 1994.
   Andrew Kaplan is manager of Electronics and Developing Communications, which he has managed since August 1996 and April 1998, respectively. Mr. Kaplan joined Fidelity as an analyst in 1995. Previously, he was an analyst with T. Rowe Price in 1994, and an associate director of consulting for Edward S. Gordon Company, in New York City, from 1988 through 1993.
Doug Lober is manager of Paper and Forest Products, which he has managed since October 1997. Mr. Lober joined Fidelity in 1997 as a senior equity analyst. Previously, he was an analyst and manager at Fidelity from 1986 until 1989. Mr. Lober received his doctorate in forestry and environmental studies from Yale University in 1993, and was an assistant professor at Duke University from 1993 to 1997. Yolanda McGettigan is manager of Construction and Housing, which she has managed since December 1997. Ms. McGettigan joined Fidelity as an analyst in 1997, after receiving her MBA from the Fuqua School of Business at Duke University. Previously, she was employed as a sales representative for Robinson-Humphrey from 1994 to 1995 and a trader for Cantor Fitzgerald from 1992 to 1994.
John Porter is manager of Software and Computer Services and Medical Delivery, which he has managed since June 1997 and February 1998, respectively. Previously, he managed another Fidelity fund. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago. Before that, he was a product engineer for Ford Motor Company from 1991 to 1993.
Lawrence Rakers is manager of Energy and Natural Resources which he has managed since January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Peter Saperstone is manager of Air Transportation and Defense and Aerospace, both of which he has managed since July 1997. Mr. Saperstone joined Fidelity as an analyst in August 1995. Previously, he was an equity research analyst at Gabelli & Company, Inc. from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
Christine Schaulat is manager of Regional Banks, which she has managed since January 1998. Ms. Schaulat joined Fidelity as a research analyst after receiving her MBA from Harvard University in 1997. Previously, she was an investment manager for Indosuez Asset Management Asia, Limited, in Hong Kong, from 1993 to 1995.
Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Nick Thakore is manager of Telecommunications and Utilities Growth, which he has managed since July 1996 and August 1997, respectively. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
Victor Thay is manager of Natural Gas, which he has managed since December 1997. Mr. Thay joined Fidelity as a research associate in 1995, after receiving undergraduate degrees in political science and business administration from the University of California at Berkeley in 1995.
Simon Wolf is manager of Industrial Equipment which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst and high yield research assistant analyst from 1993 to 1996. Mr. Wolf received a bachelor of science in economics degree from The Wharton School at the University of Pennsylvania in 1992.
The following information replaces the similar information found under the heading "Diversification" in the section entitled "Securities and Investment Practices," on page P-47.
The money market fund may not invest more than 5% of its total assets in any one issuer, except that it may invest up to 25% of its total assets in certain other money market funds and in the highest-quality securities of a single issuer for up to three business days. This limitation does not apply to U.S. Government securities.
The following information replaces in its entirety the similar information in the section entitled "Key Information," on page P-54. AUTOMATICALLY
NEW ACCOUNTS CANNOT BE OPENED WITH THESE SERVICES.
(small solid bullet) Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1-800-544-6666 to add it. Direct Deposit is not available for retirement accounts.
The short-selling program discussion found on page P-59 of the prospectus incorrectly identifies Fidelity Brokerage Services, Inc. as FSBI instead of FBSI.